Consolidated Statements of Cash flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,549,584	$ 14,328,374	$ 13,580,375
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,366,804	3,196,715	3,299,874
Loss on disposal of property, plant and equipment	156,072	521,189	473,596
Changes in operating assets and liabilities
Other receivables	(6,044)	(7,063)	19,377
Other current assets	(27,973,193)	1,005,523	(14,519,791)
Accounts payable	4,259,820		(866,494)
Accrued expenses and other payables	(1,821,122)	579,597	(388,806)
Advances from customers	(3,874,566)	(806,737)	(6,560,028)
Net cash (used in) provided by operating activities	(19,342,645)	18,817,598	(4,961,897)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment		85,125	45,664
Additions to property, plant and equipment	(7,910,651)	(275,234)	(905,209)
Net cash used in investing activities	(7,910,651)	(190,109)	(859,545)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party	1,779,723	971,617	586,121
Repayment of amounts due to related parties	(2,072,512)	(7,817,993)	(461,251)
Proceeds from the issuance of ordinary shares, net of issuance costs	6,189,914
Repayment of loan	(140,849)	(145,980)
Proceeds from loan payable	139,280	152,063	148,025
Net cash provided by (used in) financing activities	5,895,556	(6,840,293)	272,895
Effect of change in exchange rate	(843,497)	(2,215,409)	869,563
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(22,201,237)	9,571,787	(4,678,984)
Cash and cash equivalents, beginning of year	22,447,145	12,875,358	17,554,342
Cash and cash equivalents, end of year	245,908	22,447,145	12,875,358
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	6,008	6,162	4,583
Cash paid for income tax	6,302,806	4,973,635	5,788,891
Operating lease	$ 6,151,204	$ 6,648,370	$ 6,150,602